Convertible Note	12 Months Ended
Mar. 31, 2026
Convertible Note [Abstract]
CONVERTIBLE NOTE

NOTE 11 – CONVERTIBLE NOTE

The Convertible Note 2022-2

On December 19, 2022, the Company entered into a securities purchase agreement with Streeterville, pursuant to which the Company issued the investor an unsecured promissory note on December 19, 2022 in the original principal amount of $1,595,000 (the “Convertible Note 2022-2”), convertible into ordinary shares, $0.08 par value per share, of the Company for $1,500,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

For the year ended March 31, 2024, the Company issued 608,525 ordinary shares with a fair value of $844,000 for principal and interest partial settlement of the Convertible Note 2022-2 (new).

For the year ended March 31, 2025, the Company issued 874,788 ordinary shares for principal and interest partial settlement of the Convertible Note 2022-2 (new).

The Convertible Note 2022-2 (new) was fully repaid on June 12, 2024.

The Convertible Note 2023-1

On March 7, 2023, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on March 7, 2023 in the original principal amount of $2,126,667 (the “Convertible Note 2023-1”), convertible into ordinary shares, $0.08 par value per share, of the Company for $2,000,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

For the year ended March 31, 2023, the Company issued 987,881 ordinary shares with a fair value of $225,000 for principal and interest partial settlement of the Convertible Note 2023-1.

For the year ended March 31, 2024, the Company issued 7,417,064 ordinary shares with a fair value of $1,969,807 for principal and interest partial settlement of the Convertible Note 2023-1.

The Convertible Note 2023-1 was fully repaid on January 25, 2024.

The Convertible Note 2023-2

On December 13, 2023, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on December 13, 2023 in the original principal amount of $531,667 (the “Convertible Note 2023-2”), convertible into ordinary shares, $2 par value per share, of the Company for $500,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

For the year ended March 31, 2025, the Company issued 813,477 ordinary shares for principal and interest partial settlement of the Convertible Note 2023-2.

The Convertible Note 2023-2 was fully repaid on September 23, 2024.

The Convertible Note 2024-1

On March 27, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on March 27, 2024 in the original principal amount of $531,667 (the “Convertible Note 2024-1”), convertible into ordinary shares, $2 par value per share, of the Company for $500,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

For the year ended March 31, 2025, the Company issued 1,509,385 ordinary shares for principal and interest partial settlement of the Convertible Note 2024-1.

The Convertible Note 2024-1 was fully repaid on December 24, 2024.

The Convertible Note 2024-2

On May 9, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on May 9, 2024 in the original principal amount of $797,500 (the “Convertible Note 2024-2”), convertible into ordinary shares, $2 par value per share, of the Company for $750,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

For the year ended March 31, 2025, the Company issued 368,514 ordinary shares for principal and interest partial settlement of the Convertible Note 2024-2.

The Company paid off the remaining balance of the Convertible Note 2024-2 fully in cash on January 17, 2025.

The Convertible Note 2024-3

On October 10, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on October 10, 2024 in the original principal amount of $797,500 (the “Convertible Note 2024-3”), convertible into ordinary shares, $2 par value per share, of the Company for $750,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

The Company paid off the remaining balance of the Convertible Note 2024-2 fully in cash on January 17, 2025.

Net carrying amount of Convertible Notes dated as of March 31, 2026 and 2025 was $Nil.

Amortization of issuance cost, debt discount and interest expense for the year ended March 31, 2025 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2 (new)	$-	$19,586	$19,586
Convertible Note – 2023-2	39,632	15,880	55,512
Convertible Note – 2024	47,972	23,956	71,928
Convertible Note – 2024-2	65,169	33,768	98,937
Convertible Note – 2024-3	368,014	13,048	381,062
Total	$520,787	$106,238	$627,025

Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2024 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2	$163,967	$71,388	$235,355
Convertible Note – 2022-2 (new)	-	27,500	27,500
Convertible Note – 2023-1	112,826	123,088	235,914
Convertible Note – 2023-2	15,600	9,345	24,945
Convertible Note – 2024-1	378	262	640
Total	$292,771	$231,583	$524,354